PROPERTY AND EQUIPMENT (Schedule of Property and Equipment) (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Leasehold improvements [Member] USD ($)	Dec. 31, 2012 Leasehold improvements [Member] CNY	Dec. 31, 2011 Leasehold improvements [Member] CNY	Dec. 31, 2012 Hotel fixtures and equipment [Member] USD ($)	Dec. 31, 2012 Hotel fixtures and equipment [Member] CNY	Dec. 31, 2011 Hotel fixtures and equipment [Member] CNY	Dec. 31, 2012 Motor vehicles [Member] USD ($)	Dec. 31, 2012 Motor vehicles [Member] CNY	Dec. 31, 2011 Motor vehicles [Member] CNY	Dec. 31, 2012 Construction in progress [Member] USD ($)	Dec. 31, 2012 Construction in progress [Member] CNY	Dec. 31, 2011 Construction in progress [Member] CNY
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 469,866	2,927,316	2,355,513	$ 398,823	2,484,708	2,013,896	$ 64,396	401,193	305,844	$ 88	550	550	$ 6,559	40,865	35,223
Less: Accumulated depreciation and amortization	(153,537)	(956,553)	(654,082)
Total property and equipment, net	$ 316,329	1,970,763	1,701,431